Share-Based Payments - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions			1 Months Ended				12 Months Ended
	Aug. 19, 2019	Aug. 18, 2017 USD ($) $ / shares	May 31, 2022 EUR (€)	May 31, 2021 EUR (€)	Sep. 30, 2019 EUR (€) shares € / shares	Sep. 30, 2019 USD ($) shares $ / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020	Oct. 09, 2023 shares	Jan. 31, 2023 EUR (€)	May 30, 2022 shares	May 17, 2021 shares	May 12, 2021 shares	Feb. 29, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments							€ (766.2)		€ (51.8)	€ (13.4)
Cash outflow to tax authority							213.0
Liabilities from share-based payment arrangements							€ 29.0		€ 36.2
Applicable wage taxes and social security contributions resulting from and withheld upon exercise													€ 724.0
LTI Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)									4 years	4 years	4 years
Weighted average share price (in euros per share) | € / shares							€ 171.40
LTI-plus program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)									2 years
Share options outstanding (in shares) | shares							0		0	372,011
BioNTech 2020 Restricted Stock Unit Plan For North America Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)											4 years
Cash outflow for share based payment exercise							€ 10.0		€ 9.4	€ 10.1
Liabilities from share-based payment arrangements							€ 14.4		13.4
BioNTech 2020 Restricted Stock Unit Plan For North America Employees | One year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage after one year (as a percent)											25.00%
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)							4 years	4 years
Liabilities from share-based payment arrangements							€ 2.1		€ 2.3
Percentage of ADS to ordinary shares (as a percent)							50.00%	50.00%
Option rights exercisable period (in years)					10 years	10 years	4 years	4 years
Percentage of exercise price increase (as a percent)							7.00%	7.00%
Threshold amount of dividend by number of shares outstanding immediately following initial public offering							€ 8,500.0
Percentage of target share price applicable for prior twelve month period (as a percent)							107.00%	107.00%
Reclassification for share-based payment arrangement			€ 3.3	€ 1.1
Price of ADS as a percentage of exercise price, maximum (as a percent)																	800.00%
Maximum economic benefits of options exercised | $								$ 246.24
Effective exercise price maximum (in dollars per share) | $ / shares								$ 30.78
Options outstanding, weighted-average expected life (in years)							4 years 1 month 6 days	4 years 1 month 6 days	4 years
Liability related to the phantom option awards							€ 3.6		€ 5.6
Share options outstanding (in shares) | shares														86,118	6,463	45,279	248,096
Management Board Grant | Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment							20.0
Management Board Grant | Sierk Poetting, Ph.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum cash payment							€ 10.0
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase (as a percent)					7.00%	7.00%
Price of ADS as a percentage of exercise price, maximum (as a percent)					800.00%	800.00%
Maximum economic benefits of options exercised | $						$ 240.00
Effective exercise price maximum (in dollars per share) | $ / shares						$ 30.00
Options outstanding, weighted-average expected life (in years)							1 year 1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days
Chief Executive Officer Grant | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)					4 years	4 years
Option rights exercisable period (in years)					4 years	4 years
Threshold amount of dividend by number of shares outstanding immediately following initial public offering					€ 8,500.0
Percentage of target share price applicable for prior twelve month period (as a percent)					107.00%	107.00%
Option to purchase ordinary shares (in shares) | shares					4,374,963	4,374,963
Exercise price in translation for IPO (in dollar per share and euro per share) | (per share)					€ 13.60	$ 15.00
Chief Executive Officer Grant | Ordinary shares | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights exercisable period (in years)					10 years	10 years
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercise price increase (as a percent)	7.00%	8.00%
Price of ADS as a percentage of exercise price, maximum (as a percent)		800.00%
Maximum economic benefits of options exercised | $		$ 240
Effective exercise price maximum (in dollars per share) | $ / shares		$ 30.00
Options outstanding, weighted-average expected life (in years)							9 months 18 days	9 months 18 days	1 year 8 months 12 days
Number of share options exercisable in share-based payment arrangement (in shares) | shares												4,374,963
Minimum strike price (as a percent)	28.00%	32.00%
Cash-settled option rights, exercised (in shares) | shares							39,785	39,785	583,383
Weighted average share price (in euros per share) | € / shares							€ 96.49		€ 160.44
Share options outstanding (in shares) | shares							17,799		57,584	642,007
Employee Stock Ownership Plan | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option rights vesting period (in years)		4 years
Option rights exercisable period (in years)		4 years
Cash-Settled Share-Based Payment Arrangement | Employee Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment arrangements							€ 8.5		€ 14.5
Exercise price of phantom options granted (in euro per share) | € / shares									€ 10.14
Cash-settled option rights, exercised (in shares) | shares							52,100	52,100	289,168
Cash outflow							€ 4.5		€ 42.2
Weighted average share price (in euros per share) | € / shares							€ 96.25		€ 155.39
Share options outstanding (in shares) | shares							109,651
Cash-settled related to rights vested and exercisable							€ 8.3		€ 11.2